EQUITY - Changes in Outstanding Shares (Details) - EUR (€) € in Thousands						12 Months Ended
	Dec. 02, 2022	May 25, 2022	Mar. 16, 2022	Mar. 17, 2021	Mar. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Gains/(Losses) on remeasurement of defined benefit plans						€ 1,605	€ (463)	€ 34
FFS
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Gains/(Losses) on remeasurement of defined benefit plans						€ (15)	€ 83	€ (4)
Total
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)						247,188,318	248,094,812
Balance at December 31, (in shares)						245,297,411	247,188,318	248,094,812
Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)						183,843,396	184,747,890
Shares assigned (repurchased) and other changes (in shares)						(1,966,816)	(1,167,592)
Balance at December 31, (in shares)						181,953,498	183,843,396	184,747,890
Special Voting Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)						63,344,922	63,346,922
Shares assigned (repurchased) and other changes (in shares)						(1,009)	(2,000)
Balance at December 31, (in shares)						63,343,913	63,344,922	63,346,922
PSU and RSU Awards Under Equity Incentive Plan | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)						76,918	263,098
Share Repurchase Program | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Consideration paid to repurchase shares						€ 384,869	€ 231,024
2017 Equity Incentive Plan | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)	11,218	6,643	122,125	(93,473)	356,571
Consideration paid to repurchase shares				€ 15,432
2017 Equity Incentive Plan | Common Shares | Group Of Employees, Sell To Cover
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)	(3,366)	(3,185)	(56,517)
Consideration paid to repurchase shares	€ 726	€ 562	€ 10,365